Summary of Significant Accounting Policies (Details) - Schedule of derivative financial instruments measured at fair value on a recurring basis - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 16,773,383	$ 606,123
Derivative from new convertible promissory notes and warrants recorded as debt discount		6,820,108
Derivative liability resolved to additional paid in capital due to debt conversion		(588,097)
Derivative gain (Loss)	(6,185,666)	9,935,249
Ending balance	$ 10,587,717	$ 16,773,383